UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                -------
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           -------------------------------------------------
Address:   320 Park Avenue
           -------------------------------------------------
           New York, New York 10022
           -------------------------------------------------

Form 13F File Number: 28-04019
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven M. Friedman
        ------------------------------------------------------
Title:  Manager of Eos General, L.L.C., its General Partner
        ------------------------------------------------------
Phone:  (212) 832-5800
        ------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Steven M. Friedman              New York, New York       August 12, 2011
----------------------------  ----------------------------  -----------------
    [Signature]                        [City, State]              [Date]

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:               104
                                              -----------
Form 13F Information Table Value Total:    $      491,416
                                           --------------
                                             (thousands)


List of Other Included Managers:  NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADDUS HOMECARE CORP              COM             006739106   21,845 4,023,000 SH       SOLE                4,023,000
AIRCASTLE LTD                    COM             G0129K104      655    51,500 SH       SOLE                   51,500
AMARIN CORP PLC                  SPONS ADR NEW   023111206    2,020   140,000 SH       SOLE                  140,000
AMERICAN INTL GROUP INC          COM NEW         026874784    2,439    83,200 SH       SOLE                   83,200
AMERICAN REPROGRAPHICS CO        COM             029263100      731   103,408 SH       SOLE                  103,408
AMR CORP                         COM             001765106      180    33,300 SH       SOLE                   33,300
AOL INC                          COM             00184X105      497    25,000 SH       SOLE                   25,000
AON CORP                         COM             037389103    5,130   100,000 SH       SOLE                  100,000
APOGEE ENTERPRISES INC           COM             037598109      192    15,000 SH       SOLE                   15,000
APPLE INC                        COM             037833100    9,734    29,000 SH       SOLE                   29,000
AUTONATION INC                   COM             05329W102    2,380    65,000 SH  PUT  SOLE                   65,000
BANK OF AMERICA CORPORATION      COM             060505104      986    90,000 SH       SOLE                   90,000
BARCLAYS PLC                     ADR             06738E204      246    15,000 SH       SOLE                   15,000
BEAZER HOMES USA INC             COM             07556Q105      327    96,600 SH       SOLE                   96,600
BED BATH & BEYOND INC            COM             075896100    4,378    75,000 SH  PUT  SOLE                   75,000
BERKSHIRE HATHAWAY INC DEL       CL B NEW        084670702    2,573    33,250 SH       SOLE                   33,250
BLOCK H & R INC                  COM             093671105    1,564    97,500 SH  PUT  SOLE                   97,500
BUNGE LIMITED                    COM             G16962105   10,343   150,000 SH  PUT  SOLE                  150,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C109   10,580   417,600 SH       SOLE                  417,600
CAMECO CORP                      COM             13321L108      922    35,000 SH       SOLE                   35,000
CENTRAL EUROPEAN DIST CORP       COM             153435102      560    50,000 SH  CALL SOLE                   50,000
CHARTER COMMUNICATIONS INC D     CL A NEW        16117M305   14,554   268,222 SH       SOLE                  268,222
CINTAS CORP                      COM             172908105      826    25,000 SH       SOLE                   25,000
CISCO SYS INC                    COM             17275R102    9,366   600,000 SH  CALL SOLE                  600,000
CLEVELAND BIOLABS INC            COM             185860103    2,073   607,776 SH       SOLE                  607,776
COMCAST CORP NEW                 CL A            20030N101    5,068   200,000 SH  CALL SOLE                  200,000
COMCAST CORP NEW                 CL A SPL        20030N200    9,463   390,530 SH       SOLE                  390,530
COMFORT SYS USA INC              COM             199908104      424    40,000 SH       SOLE                   40,000
COTT CORP QUE                    COM             22163N106    1,469   174,690 SH       SOLE                  174,690
D R HORTON INC                   COM             23331A109    1,111    96,480 SH       SOLE                   96,480
DOMINOS PIZZA INC                COM             25754A201    7,193   285,000 SH       SOLE                  285,000
E M C CORP MASS                  COM             268648102    4,821   175,000 SH  CALL SOLE                  175,000
EAGLE MATERIALS INC              COM             26969P108      557    20,000 SH       SOLE                   20,000
EARTHLINK INC                    COM             270321102    1,731   225,000 SH       SOLE                  225,000
ECHOSTAR CORP                    CL A            278768106    4,969   136,406 SH       SOLE                  136,406
EXPEDIA INC DEL                  COM             30212P105    1,305    45,000 SH       SOLE                   45,000
EXXON MOBIL CORP                 COM             30231G102    1,242    15,260 SH       SOLE                   15,260
FORD MTR CO DEL                  COM PAR $0.01   345370860    1,379   100,000 SH  PUT  SOLE                  100,000
FRANKLIN RES INC                 COM             354613101    1,641    12,500 SH       SOLE                   12,500
GANNETT INC                      COM             364730101      716    50,000 SH       SOLE                   50,000
GENERAL ELECTRIC CO              COM             369604103      943    50,000 SH       SOLE                   50,000
GLOBE SPECIALTY METALS INC       COM             37954N206    1,906    85,000 SH       SOLE                   85,000
GOLDMAN SACHS GROUP INC          COM             38141G104    1,331    10,000 SH       SOLE                   10,000
GOOGLE INC                       CL A            38259P508    1,013     2,000 SH       SOLE                    2,000
HARBIN ELECTRIC INC              COM             41145W109      756    50,000 SH       SOLE                   50,000
HAYNES INTERNATIONAL INC         COM NEW         420877201    1,228    19,822 SH       SOLE                   19,822
HEIDRICK & STRUGGLES INTL IN     COM             422819102      340    15,000 SH       SOLE                   15,000
HILLENBRAND INC                  COM             431571108      237    10,000 SH       SOLE                   10,000
HOVNANIAN ENTERPRISES INC        CL A            442487203      332   137,800 SH       SOLE                  137,800
INTEL CORP                       COM             458140100    9,972   450,000 SH  PUT  SOLE                  450,000
ISHARES TR                       RUSSELL 2000    464287655   57,960   700,000 SH  PUT  SOLE                  700,000
ISHARES TR                       DJ US REAL EST  464287739   24,120   400,000 SH  PUT  SOLE                  400,000
JOHNSON & JOHNSON                COM             478160104    2,029    30,500 SH       SOLE                   30,500
JPMORGAN CHASE & CO              COM             46625H100    1,064    26,000 SH       SOLE                   26,000
KB HOME                          COM             48666K109      358    36,645 SH       SOLE                   36,645
LAZARD LTD                       SHS A           G54050102    1,113    30,000 SH       SOLE                   30,000
LENNAR CORP                      CL A            526057104      419    23,072 SH       SOLE                   23,072
LIBERTY GLOBAL INC               COM SER C       530555309    1,922    45,000 SH       SOLE                   45,000
LIBERTY MEDIA CORP NEW           INT COM SER A   53071M104    3,354   200,000 SH       SOLE                  200,000
LIBERTY MEDIA CORP NEW           LIB STAR COM A  53071M708    9,029   120,000 SH       SOLE                  120,000
LIZ CLAIBORNE INC                COM             539320101       58    10,800 SH  PUT  SOLE                   10,800

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
LYONDELLBASELL INDUSTRIES N      SHS - A -       N53745100      385    10,000 SH       SOLE                   10,000
MACQUARIE INFRASTR CO LLC        MEMBERSHIP INT  55608B105      966    35,000 SH       SOLE                   35,000
MAIDEN HOLDINGS LTD              SHS             G5753U112      167    18,401 SH       SOLE                   18,401
MORGAN STANLEY                   COM NEW         617446448    1,381    60,000 SH       SOLE                   60,000
MOTOROLA MOBILITY HLDGS INC      COM             620097105    1,653    75,000 SH  PUT  SOLE                   75,000
NUCOR CORP                       COM             670346105    1,443    35,000 SH       SOLE                   35,000
OMNICOM GROUP INC                COM             681919106      482    10,000 SH       SOLE                   10,000
OMNICOM GROUP INC                COM             681919106    9,632   200,000 SH  PUT  SOLE                  200,000
PARTNERRE LTD                    COM             G6852T105      482     7,000 SH       SOLE                    7,000
PETROQUEST ENERGY INC            COM             716748108      607    86,500 SH       SOLE                   86,500
PLATINUM UNDERWRITER HLDGS L     COM             G7127P100      332    10,000 SH       SOLE                   10,000
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT  73936T573    2,140    79,000 SH  PUT  SOLE                   79,000
POWERSHARES QQQ TRUST            UNIT SER 1      73935A104   11,410   200,000 SH  PUT  SOLE                  200,000
POWERSHS DB US DOLLAR INDEX      DOLL INDX BULL  73936D107   38,196 1,800,000 SH  CALL SOLE                1,800,000
PROSHARES TR                     ULTRA FNCLS NEW 74347X633      633    10,000 SH       SOLE                   10,000
PULTE GROUP INC                  COM             745867101      421    54,900 SH       SOLE                   54,900
QUANEX BUILDING PRODUCTS COR     COM             747619104      410    25,000 SH       SOLE                   25,000
RELIANCE STEEL & ALUMINUM CO     COM             759509102    1,490    30,000 SH       SOLE                   30,000
RESOURCES CONNECTION INC         COM             76122Q105      845    70,200 SH       SOLE                   70,200
ROADRUNNER TRNSN SVCS HLDG I     COM             76973Q105   50,569 3,353,361 SH       SOLE                3,353,361
RYLAND GROUP INC                 COM             783764103      408    24,690 SH       SOLE                   24,690
SCHWAB CHARLES CORP NEW          COM             808513105      411    25,000 SH       SOLE                   25,000
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605    4,605   300,000 SH  PUT  SOLE                  300,000
SFN GROUP INC                    COM             784153108    1,136   125,000 SH       SOLE                  125,000
SIX FLAGS ENTMT CORP NEW         COM             83001A102    2,996    80,000 SH       SOLE                   80,000
SPDR S&P 500 ETF TR              TR UNIT         78462F103   26,394   200,000 SH  PUT  SOLE                  200,000
TITANIUM METALS CORP             COM NEW         888339207    1,191    65,000 SH       SOLE                   65,000
TOLL BROTHERS INC                COM             889478103      419    20,215 SH       SOLE                   20,215
TRAVELERS COMPANIES INC          COM             89417E109    8,757   150,000 SH  CALL SOLE                  150,000
TRINITY BIOTECH PLC              SPON ADR NEW    896438306    2,104   211,700 SH       SOLE                  211,700
TRUEBLUE INC                     COM             89785X101      434    30,000 SH       SOLE                   30,000
UNIFIRST CORP MASS               COM             904708104      983    17,500 SH       SOLE                   17,500
VALASSIS COMMUNICATIONS INC      COM             918866104      606    20,000 SH       SOLE                   20,000
VALEANT PHARMACEUTICALS INTL     COM             91911K102   11,301   217,500 SH       SOLE                  217,500
VERIGY LTD                       SHS             Y93691106    4,491   300,000 SH  PUT  SOLE                  300,000
VERIZON COMMUNICATIONS INC       COM             92343V104    7,446   200,000 SH  PUT  SOLE                  200,000
VERIZON COMMUNICATIONS INC       COM             92343V104    7,446   200,000 SH  CALL SOLE                  200,000
VIRNETX HLDG CORP                COM             92823T108    2,749    95,000 SH       SOLE                   95,000
VONAGE HLDGS CORP                COM             92886T201    3,528   800,000 SH       SOLE                  800,000
WAL MART STORES INC              COM             931142103    5,314   100,000 SH  PUT  SOLE                  100,000
WAL MART STORES INC              COM             931142103    5,314   100,000 SH  CALL SOLE                  100,000
WELLS FARGO & CO NEW             COM             949746101      561    20,000 SH       SOLE                   20,000
YAHOO INC                        COM             984332106    1,504   100,000 SH  CALL SOLE                  100,000